Income taxes	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Income taxes
27.	Income taxes

(1) Income tax expenses

The components of income tax expenses for the years ended March 31, 2017, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31
	2017	2018	2019
Current income tax expenses	15,865	14,096	11,445
Deferred income tax (benefit) expenses	(5,947)	6,121	(4,094)

Income tax expenses	9,918	20,217	7,351

(2) Reconciliation of the effective tax rate

A reconciliation between the statutory income tax rate in Japan and the effective income tax rate in the consolidated statements of profit or loss for the years ended March 31, 2017, 2018 and 2019 is as follows:

	For the year ended March 31
	2017	2018	2019
Statutory income tax rate	31.5%	31.5%	31.2%
Effects of income and expense not taxable and deductible for tax purpose	3.0	0.8	1.3
Changes in unrecognized deferred tax assets	(0.6)	0.1	(10.1)
Tax rate difference of overseas subsidiaries	(3.9)	(2.6)	(6.4)
Undistributed profits of consolidated subsidiaries	(2.4)	1.8	1.4
Tax credits	(0.9)	(1.5)	(0.8)
Others	(2.8)	0.7	2.0

Effective income tax rate	23.9%	30.8%	18.6%

The Company and its domestic subsidiaries in Japan are mainly subject to national and local corporate income taxes, local inhabitant tax and deductible enterprise tax. The statutory tax rates calculated based on these taxes were 31.5%, 31.5% and 31.2% for the years ended March 31, 2017, 2018 and 2019, respectively.

(3) Deferred tax assets and deferred tax liabilities

The movements by significant component of deferred tax assets and deferred tax liabilities for the years ended March 31, 2017, 2018 and 2019 were summarized as follows:

For the year ended March 31, 2017

	(Millions of yen)
	As of April 1, 2016	Recognized in profit or loss	Recognized in other comprehensive income	Others	As of March 31, 2017
Deferred tax assets:
Property, plant and equipment	7,134	1,567	—	(2)	8,699
Inventories	2,825	370	—	—	3,195
Accrued employee bonuses	2,283	233	—	—	2,516
Defined benefit liabilities	6,112	22	(710)	(26)	5,398
Other employee benefits	1,905	85	—	—	1,990
Loss allowances	874	72	—	—	946
Accrued expenses	572	121	—	—	693
Provision for product warranty	818	37	—	—	855
Accrued enterprise taxes	279	25	—	—	304
Tax credits	595	22			617
Tax loss carryforwards	9,693	(1,169)	—	—	8,524
Others	5,457	(389)	—	(85)	4,983

Total	38,547	996	(710)	(113)	38,720

Deferred tax liabilities:
Undistributed earnings of subsidiaries	4,358	(1,214)	—	—	3,144
Financial assets measured at fair value	13,089	(2,771)	380	—	10,698
Others	3,327	(966)	—	20	2,381

Total	20,774	(4,951)	380	20	16,223

For the year ended March 31, 2018

	(Millions of yen)
	As of April 1, 2017	Recognized in profit or loss	Recognized in other comprehensive income	Others	As of March 31, 2018
Deferred tax assets:
Property, plant and equipment	8,699	(502)	—	121	8,318
Inventories	3,195	(112)	—	89	3,172
Accrued employee bonuses	2,516	122	—	—	2,638
Defined benefit liabilities	5,398	(59)	(1,048)	26	4,317
Other employee benefits	1,990	43	—	—	2,033
Loss allowances	946	(45)	—	—	901
Accrued expenses	693	(120)	—	9	582
Provision for product warranty	855	(128)	—	—	727
Accrued enterprise taxes	304	112	—	—	416
Tax credits	617	79			696
Tax loss carryforwards	8,524	(3,968)	—	—	4,556
Others	4,983	(1,735)	—	181	3,429

Total	38,720	(6,313)	(1,048)	426	31,785

Deferred tax liabilities:
Undistributed earnings of subsidiaries	3,144	846	—	—	3,990
Financial assets measured at fair value	10,698	—	(944)	—	9,754
Others	2,381	(1,038)	—	(50)	1,293

Total	16,223	(192)	(944)	(50)	15,037

For the year ended March 31, 2019

	(Millions of yen)
	As of April 1, 2018	Recognized in profit or loss	Recognized in other comprehensive income	Others	As of March 31, 2019
Deferred tax assets:
Property, plant and equipment	8,318	1,135	—	—	9,453
Inventories	3,172	843	—	—	4,015
Accrued employee bonuses	2,638	207	—	—	2,845
Defined benefit liabilities	4,317	703	845	—	5,865
Other employee benefits	2,033	616	—	—	2,649
Loss allowances	901	(590)	—	—	311
Accrued expenses	582	322	—	—	904
Provision for product warranty	727	439	—	—	1,166
Accrued enterprise taxes	416	(199)	—	—	217
Tax credits	696	277	—	—	973
Tax loss carryforwards	4,556	386	—	—	4,942
Others	3,429	1,134	—	191	4,754

Total	31,785	5,273	845	191	38,094

Deferred tax liabilities:
Undistributed earnings of subsidiaries	3,990	(89)	—	—	3,901
Financial assets measured at fair value	9,754	—	508	—	10,262
Others	1,293	1,268	—	—	2,561

Total	15,037	1,179	508	—	16,724

Deferred tax assets and deferred tax liabilities recognized in the consolidated statements of financial position were as follows:

	(Millions of yen)

	As of March 31,
	2018	2019
Deferred tax assets	25,876	26,100
Deferred tax liabilities	(9,128)	(4,730)

	16,748	21,370

The Group considers the probability that a portion of or all of the future deductible temporary differences and tax losses carryforward can be utilized against future taxable profits on recognition of deferred tax assets. In assessing recoverability of deferred tax assets, the Group considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies. Based on the level of historical taxable profits and projected future taxable income during the periods for which deferred tax assets are deductible, the Group believes that it is probable that the tax benefits of these deferred tax assets can be utilized at the end of each period. Uncertainty of estimates of future taxable income could increase due to changes in the economic environment, market conditions or other factors surrounding the Group.

(4) Deferred tax assets which are not recognized

The amounts of deductible temporary differences and unused tax loss carryforward for which no deferred tax assets were recognized as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Deductible temporary differences	35,816	20,557
Unused tax loss carryforwards	10,485	10,323
Unused tax credits	1,716	1,458

The Company has elected to apply the Japanese tax consolidation filing system to it and its wholly owned Japanese subsidiaries. Alpine Electronics, Inc. became a member of the consolidated tax return group from January 1, 2019, the effective date of the share exchange when Alpine became a wholly-owned subsidiary of the Company. Alpine Electronics, Inc. did not recognize any deferred tax assets as of March 31, 2018, since taxable income was not recorded in recent years and recoverability of deferred tax assets were considered not probable. However, certain deferred tax assets of Alpine relating to deductible temporary differences that did not meet the recognition criteria previously, based on an assessment of recoverability as a stand-alone entity, were judged to meet the criteria for recognition from the perspective of the Group as a consolidated group for tax purposes. The recoverability of Alpine’s deferred tax assets were assessed in terms of whether it is probable that the Group has the ability to generate future taxable income sufficient to utilize the deductible temporary differences. As a result of this assessment based on management estimates, The Group recognized deferred tax assets of 4,680 million yen as of March 31, 2019, which had not been recognized by Alpine prior to the share exchange.

The expiry dates of tax loss carryforwards for which deferred tax assets are not recognized as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31,
	2018	2019
Within 1 year	10	40
Between 1 and 5 years	156	409
Over 5 years	10,319	9,874

Total	10,485	10,323

The expiry dates of tax credits for which deferred tax assets are not recognized as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31,
	2018	2019
Within 1 year	14	12
Between 1 and 5 years	151	720
Over 5 years	1,551	726

Total	1,716	1,458

(5) Temporary differences related to investments in subsidiaries for which deferred tax liabilities are not recognized

As for future taxable temporary differences related to investments in subsidiaries, the Group did not recognize deferred tax liabilities except for those related to the undistributed retained earnings at the end of the reporting period from which dividends to the Company will be paid, because the Company is able to control the timing of reversing the temporary differences, and the temporary differences will not be reversed in the foreseeable future. Future taxable temporary differences related to investments in subsidiaries for which no deferred tax liabilities have been recognized were 63,937 million yen and 54,706 million yen as of March 31, 2018 and 2019, respectively, and the tax rate which would be applicable to such unrecognized future taxable temporary differences was primarily 10%.